Other disclosures - Risk Management and Principal Risks - Functional currency of operations (audited) (Narrative) (Details) - Barclays Bank Group [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of risk management strategy related to hedge accounting [line items]
Increase (decrease) in structural currency exposures, net of hedging instruments	£ 3,400
Structural currency exposures, net of hedging instruments	15,206	£ 11,778
Increase (decrease) in foreign currency net investments, hedged item	(3,100)
Foreign currency net investments, hedged item	30,889	34,044
Foreign exchange risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments which hedge net investments, Hedges	9,200	15,300
Increase (decrease) in financial instruments which hedge net investments, Hedges	(6,100)
USD
Disclosure of risk management strategy related to hedge accounting [line items]
Structural currency exposures, net of hedging instruments	11,104	8,777
Foreign currency net investments, hedged item	25,628	28,857
Increase (decrease) in financial instruments which hedge net investments, Hedges	(3,300)
EUR
Disclosure of risk management strategy related to hedge accounting [line items]
Structural currency exposures, net of hedging instruments	1,862	523
Foreign currency net investments, hedged item	2,987	2,672
Increase (decrease) in financial instruments which hedge net investments, Hedges	300
Other Currency [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Structural currency exposures, net of hedging instruments	1,707	1,989
Foreign currency net investments, hedged item	1,741	£ 2,026
Increase (decrease) in financial instruments which hedge net investments, Hedges	£ (200)